Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, authorized (in Shares)	7,000,000	7,000,000	7,000,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, issued (in Shares)	7,000,000	7,000,000	7,000,000
Preferred stock, outstanding (in Shares)	7,000,000	7,000,000	7,000,000
Common stock, shares authorized (in Shares)	1,250,000,000	1,250,000,000	1,250,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued (in Shares)	1,625,699	1,605,128	1,554,648
Common stock, shares outstanding (in Shares)	1,625,699	1,605,128	1,554,648